Goodwill and intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
The following table represents the changes in the carrying amounts of the Company’s total goodwill:

Carrying Amount

Balance as of December 31, 2022	$367,566
Addition from acquisitions	-
Balance as of December 31, 2023	$367,566

Schedule of intangible assets, net

	December 31,
	2022	2023

Cost:

Technology	$63,677	$63,677
Customer relations	27,856	27,856
Partnership Agreement	11,366	11,366
Marketing Asset	19,263	19,263
Trademark	731	731
GTS Duty Calculator	3,398	3,398

	$126,291	$126,291

Less - accumulated amortization	$27,833	$48,267

Intangible assets, net	$98,458	$78,024

Schedule of future estimated amortization expense	Estimated amortization expense for the years ended:
2024	$18,812
2025	17,607
2026	17,607
2027	14,165
2028	8,840
Thereafter	993

$78,024

Schedule of amortization expense
Amortization expense related to intangible assets, net was included in the following line items in the consolidated statements of comprehensive loss:

	December 31,
	2022	2023

Cost of revenues	$9,743	$11,183
Selling and marketing	18,090	9,251

	$27,833	$20,434